FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06481

                       FRANKLIN MUNICIPAL SECURITIES TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/05

Item 1. Schedule of Investments.


Franklin Municipal Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
FEBRUARY 28, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin California High Yield Municipal Fund .............................    3

Franklin Tennessee Municipal Bond Fund ....................................   11

Notes to Statements of Investments ........................................   15

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                                         Quarterly Statements of Investments | 1


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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED)

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FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                            PRINCIPAL AMOUNT      VALUE
--------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 91.0%
BONDS 79.3%
CALIFORNIA 79.1%
ABAG 1915 Act Special Assessment,
   Windemere Ranch AD, Series 1, 7.30%, 9/02/17 .................................................    $ 9,870,000     $10,449,172
   Windemere Ranch AD, Series 1, 7.35%, 9/02/20 .................................................      7,820,000       8,275,828
   Windemere Ranch AD, Series 1, 7.45%, 9/02/30 .................................................      4,820,000       5,119,081
   Windemere Ranch AD 99, Series 1, 6.20%, 9/02/20 ..............................................      1,950,000       2,038,978
   Windemere Ranch AD 99, Series 1, 6.30%, 9/02/25 ..............................................      2,935,000       3,066,371
ABAG Finance Authority for Nonprofit Corps. COP, California Mortgage Insured, 6.15%,
 1/01/22 ........................................................................................      1,260,000       1,360,246
ABAG Finance Authority for Nonprofit Corps. Revenue, Elder Care Alliance, California Mortgage
 Insured, 5.60%, 8/15/34 ........................................................................      4,260,000       4,470,146
Adelanto Water Authority Revenue,
   Parity Water System Acquisition Project, Series A, Pre-Refunded, 7.50%, 9/01/28 ..............      3,200,000       3,696,320
   Subordinated, Water System Acquisition Project, Series A, Pre-Refunded, 7.50%,
    9/01/28 .....................................................................................      2,000,000       2,356,740
Alameda CFD No. 2 Special Tax, 6.125%, 9/01/16 ..................................................      1,240,000       1,274,224
Alameda PFA Local Agency Revenue, Special Tax, CFD 1, Series A,
   6.70%, 8/01/12 ...............................................................................      3,400,000       3,593,732
   7.00%, 8/01/19 ...............................................................................      4,015,000       4,244,056
Avenal PFAR, Refunding,
   7.00%, 9/02/10 ...............................................................................        930,000         974,380
   7.25%, 9/02/27 ...............................................................................      3,665,000       3,841,726
Beaumont Financing Authority Local Agency Revenue, Series C, 5.50%,
   9/01/29 ......................................................................................        855,000         851,580
   9/01/35 ......................................................................................      1,035,000       1,022,932
Burbank Wastewater Treatment Revenue, Series A, AMBAC Insured, 5.00%, 6/01/34 ...................      1,430,000       1,486,785
Calexico Special Financing Authority Sales Tax Revenue,
   ETM, 7.40%, 1/01/06 ..........................................................................        340,000         354,093
   Pre-Refunded, 7.40%, 1/01/18 .................................................................      7,680,000       7,998,336
California City RDA Tax Allocation Revenue, Refunding, Series A-1, 7.75%, 9/01/34 ...............      9,670,000      10,558,673
California Educational Facilities Authority Revenue,
   Keck Graduate Institute, 6.75%, 6/01/30 ......................................................      2,500,000       2,750,225
   Pooled College and University, Series B, 6.625%, 6/01/20 .....................................      1,000,000       1,115,540
   Pooled College and University, Series B, Pre-Refunded, 6.30%, 4/01/21 ........................      1,000,000       1,096,090
California Health Facilities Financing Authority Revenue,
   Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .............................................      2,500,000       2,582,025
   Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ............................................      3,250,000       3,466,060
   Thessalonika Family, Series A, California Mortgage Insured, 6.20%, 12/01/15 ..................        935,000         979,964
California PCFA, PCR, Southern California Edison Co., Series B, 6.40%, 12/01/24 .................      2,000,000       2,009,080
California PCFA Solid Waste Disposal Revenue,
   Browning-Ferris Industries Inc., 6.75%, 9/01/19 ..............................................      7,000,000       7,055,650
   Keller Canyon Landfill Co. Project, 6.875%, 11/01/27 .........................................      9,100,000       9,161,880
California State GO, FGIC Insured, 6.00%, 8/01/19 ...............................................         30,000          30,773
California State Public Works Board Lease Revenue, Department of Mental Health, Coalinga,
   Series A, 5.125%, 6/01/29 ....................................................................      5,000,000       5,161,250
California State University of Fresno Association Inc. Revenue, Senior Auxiliary Organization
   Event Center, 6.00%, 7/01/22 .................................................................      3,500,000       3,745,525


                                         Quarterly Statements of Investments | 3
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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

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   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                   PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California Statewide CDA, COP,
       Catholic Healthcare West, 6.50%, 7/01/20 ................................................      $12,060,000      $13,658,915
       International School of the Peninsula Project, 7.50%, 11/01/29 ..........................       10,565,000       11,000,701
       Windward School, 6.90%, 9/01/23 .........................................................        2,000,000        2,070,400
(a)California Statewide CDA Lease Revenue, Special Facilities, United Airlines, Series A, 5.70%,
      10/01/33 .................................................................................        3,320,000        2,319,219
   California Statewide CDA Revenue,
       Bentley School, Refunding, 6.75%, 7/01/32 ...............................................        8,250,000        8,727,510
       Elder Care Alliance, Series A, 8.00%, 11/15/22 ..........................................        3,000,000        3,161,130
       Elder Care Alliance, Series A, 8.25%, 11/15/32 ..........................................        4,000,000        4,220,920
       Eskaton Village Grass Valley, 8.25%, 11/15/31 ...........................................       10,000,000       11,060,700
       John F. Kennedy University, 6.75%, 10/01/33 .............................................        5,000,000        5,006,050
       Monterey Institute International, 7.75%, 7/01/31 ........................................        8,285,000        8,039,847
       Presidio Hill School, 6.875%, 8/01/32 ...................................................        6,195,000        6,417,896
       Prospect Sierra School, 6.75%, 9/01/32 ..................................................        5,000,000        5,229,800
       Seven Hills School, 6.50%, 8/01/31 ......................................................        5,600,000        5,728,912
       Sonoma County Day School, 6.75%, 1/01/32 ................................................        6,000,000        6,231,180
       Thomas Jefferson School of Law Project, 7.75%, 10/01/31 .................................        5,000,000        5,373,750
       Turning Point, 6.50%, 11/01/31 ..........................................................        6,130,000        6,388,870
   Campbell RDA Tax Allocation, Central Campbell Redevelopment Project, Series A, 6.55%,
     10/01/32 ..................................................................................        5,300,000        5,766,771
   Capistrano USD, CFD Special Tax, No. 05-1, Rancho Madrina, 5.25%, 9/01/34 ...................        1,120,000        1,118,331
   Chino CFD Special Tax,
       No. 03-1, 5.875%, 9/01/33 ...............................................................        1,250,000        1,267,075
       No. 03-3, Improvement Area 1, 5.70%, 9/01/29 ............................................        1,215,000        1,222,958
       No. 03-3, Improvement Area 1, 5.75%, 9/01/34 ............................................        1,420,000        1,435,407
   Chula Vista Special Tax, CFD No. 2000-1, 6.60%, 9/01/30 .....................................        1,500,000        1,565,790
   Corona CFD Special Tax, No. 01-02, Improvement Nos. 1 and 2, 6.25%, 9/01/32 .................        1,890,000        1,921,185
   Corona-Norco USD Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ..................................        2,120,000        2,248,705
   Cotati South Sonoma Business Park AD Special Assessment, Improvement, 6.50%, 9/02/33 ........        5,805,000        5,920,810
   Duarte RDA Tax Allocation,
       Davis Addition Project Area, Refunding, 6.70%, 9/01/14 ..................................        2,615,000        2,823,860
       Davis Addition Project Area, Refunding, 6.90%, 9/01/18 ..................................        4,120,000        4,461,260
       Rancho Duarte Phase I Project Area, Pre-Refunded, 6.80%, 9/01/16 ........................          635,000          711,911
   El Dorado County Public Financing Revenue, Pre-Refunded, 6.375%, 2/15/25 ....................        1,885,000        2,044,113
   El Dorado County Special Tax, CFD No. 1992-1, 6.125%, 9/01/16 ...............................        4,745,000        4,941,111
   Elk Grove Special Tax, East Franklin Community No. 1-A, 6.00%, 8/01/33 ......................        1,750,000        1,809,377
   Elsinore Valley Municipal Water District Special Tax, CFD No. 99-1, 7.00%, 9/01/29 ..........        3,500,000        3,691,135
   Escondido Revenue COP, Refunding, Series A, FGIC Insured, 6.00%, 9/01/31 ....................        1,785,000        2,000,146
   Fontana Special Tax, CFD No. 12,
       6.60%, 9/01/19 ..........................................................................        3,295,000        3,483,606
       6.625%, 9/01/30 .........................................................................        7,675,000        8,077,937
   Fullerton Water Revenue COP, AMBAC Insured, 5.00%,
       9/01/28 .................................................................................        2,650,000        2,766,043
       9/01/34 .................................................................................        2,795,000        2,897,632
   Garden Grove Housing Authority MFHR, Set-Aside Tax Increment, Series C, 6.70%, 7/01/24 ......        6,375,000        6,477,191
   Gateway Improvement Authority Revenue, Marin City CFD, Series A, Pre-Refunded, 7.75%,
     9/01/25 ...................................................................................        2,480,000        2,594,725


4 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                               PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA (CONT.)
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Asset-Backed,
   Series A-2, 7.90%, 6/01/42 ...........................................................      $   750,000      $   861,503
   Series A-3, 7.875%, 6/01/42 ..........................................................        6,400,000        7,341,056
   Series B, 5.625%, 6/01/38 ............................................................       14,000,000       15,154,020
Half Moon Bay COP, Sea Crest School, 6.75%, 7/01/30 .....................................        3,760,000        3,915,288
Hercules RDA Tax Allocation, Hercules Merged Project, 6.40%, 9/01/21 ....................        5,000,000        5,111,650
Huntington Beach CFD Special Tax Revenue, Grand Coast Resort, 6.45%, 9/01/31 ............        5,000,000        5,232,600
Imperial County Special Tax, CFD No. 98-1,
   6.45%, 9/01/17 .......................................................................        2,085,000        1,978,894
   6.50%, 9/01/31 .......................................................................        5,705,000        5,235,421
Indio 1915 Act GO,
   AD No. 99-1, 7.125%, 9/02/20 .........................................................        2,240,000        2,375,117
   AD No. 2001-1, 6.50%, 9/02/26 ........................................................        4,615,000        4,763,741
John C. Fremont Hospital District Health Facilities Revenue, California Mortgage Insured,
 6.75%, 6/01/13 .........................................................................        1,500,000        1,530,810
Lafayette RDA Tax Allocation, 5.75%, 8/01/32 ............................................        1,000,000        1,039,720
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
 7.00%, 9/02/30 .........................................................................        8,710,000        9,262,127
Lake Elsinore Special Tax, Improvements, CFD No. 2-A,
   5.85%, 9/01/24 .......................................................................        1,035,000        1,048,766
   5.95%, 9/01/34 .......................................................................        2,200,000        2,230,844
Lake Elsinore USD, CFD Special Tax, No. 2001-1, 6.30%, 9/01/33 ..........................        4,510,000        4,665,640
Lancaster Financing Authority Tax Allocation Revenue, Redevelopment Project Nos. 5 and 6,
 Refunding,
   5.40%, 2/01/29 .......................................................................          500,000          506,680
   5.60%, 2/01/34 .......................................................................        1,250,000        1,270,088
Lancaster RDA Tax Allocation, Residential Redevelopment Project, sub. lien,
 Pre-Refunded,
 6.65%, 9/01/27 .........................................................................        2,500,000        2,606,025
Lee Lake Water District CFD No. 1 Special Tax, Sycamore Creek, 6.50%, 9/01/24 ...........        1,000,000        1,072,330
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.875%, 9/01/27 .................        3,000,000        3,033,720
Lincoln Special Tax, CFD No. 2003-1,
   5.90%, 9/01/24 .......................................................................        2,000,000        2,029,680
   5.95%, 9/01/28 .......................................................................        5,000,000        5,077,950
   6.00%, 9/01/34 .......................................................................        4,000,000        4,065,360
Los Angeles Harbor Department Revenue, Series B, 6.00%, 8/01/14 .........................        3,500,000        3,684,940
Los Angeles MFR, Refunding, Series J-2C, 8.50%, 1/01/24 .................................        1,000,000          947,480
Lynwood PFA Lease Revenue,
   6.25%, 9/01/22 .......................................................................        1,080,000        1,182,028
   6.30%, 9/01/29 .......................................................................        2,680,000        2,906,487
Lynwood PFAR, Water System Improvement Project, 6.50%, 6/01/21 ..........................        1,175,000        1,207,066
Lynwood PFA Tax Allocation, Alameda Project Area, 6.30%, 9/01/24 ........................        1,000,000        1,079,850
Menifee USD Special Tax, CFD No. 2002-2,
   6.05%, 9/01/26 .......................................................................        1,000,000        1,037,130
   6.10%, 9/01/34 .......................................................................        3,715,000        3,855,018
Modesto PFA Lease Revenue, John Thurman Field Renovation Project, 6.125%, 11/01/16 ......        1,325,000        1,404,262
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30 ..........................        4,100,000        4,309,633


                                         Quarterly Statements of Investments | 5

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Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

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   FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                         PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Murrieta CFD Special Tax,
       Blackmore Ranch, Series 2003-2, 6.10%, 9/01/34 .................................      $2,000,000      $2,090,220
       No. 04-1, Bremerton, 5.625%, 9/01/34 ...........................................         700,000         710,479
       No. 2, The Oaks Improvement Area A, 5.90%, 9/01/27 .............................       2,000,000       2,046,680
       No. 2, The Oaks Improvement Area A, 6.00%, 9/01/34 .............................       3,570,000       3,666,104
       No. 2, The Oaks Improvement Area B, 6.00%, 9/01/27 .............................       1,285,000       1,347,515
       No. 2, The Oaks Improvement Area B, 6.00%, 9/01/34 .............................       3,870,000       4,043,947
   Murrieta CFD Special Tax Revenue, No. 1 Bluestone Improvement Area, Series A, 6.20%,
     9/01/25 ..........................................................................       2,105,000       2,205,366
   Norco Special Tax,
       CFD No. 97-1, 7.10%, 10/01/30 ..................................................       2,640,000       2,858,064
       CFD No. 2002-1, 6.50%, 3/01/33 .................................................       1,500,000       1,521,990
   North Natomas CFD No. 4 Special Tax, Series B, 6.375%, 9/01/31 .....................       4,300,000       4,491,049
   Oakland Revenue, YMCA East Bay Project, Refunding, 7.10%, 6/01/10 ..................       2,100,000       2,190,804
   Oceanside CFD Special Tax, No. 2001-1, Morro Hills Development, 5.50%, 9/01/34 .....       3,500,000       3,489,850
   Ontario COP, Water System Improvement Project, MBIA Insured, 5.00%, 7/01/34 ........       8,000,000       8,258,400
   Oxnard Harbor District Revenue,
       Series A, 5.75%, 8/01/20 .......................................................       1,110,000       1,176,855
       Series B, 6.00%, 8/01/24 .......................................................       2,000,000       2,166,300
   Perris CFD Special Tax, No. 2002-1, Series A,
       6.375%, 9/01/23 ................................................................       1,475,000       1,499,810
       6.50%, 9/01/29 .................................................................       2,045,000       2,090,215
       6.50%, 9/01/33 .................................................................       2,120,000       2,168,527
   Perris PFA Local Agency Revenue, Series A, 6.25%, 9/01/33 ..........................       3,000,000       3,081,270
   Pico Rivera Water Authority Revenue, Refunding, Series A, 6.25%, 12/01/32 ..........       7,250,000       7,721,105
   Placentia COP, Improvement Project,
       5.45%, 7/01/25 .................................................................       1,000,000       1,001,920
       5.60%, 7/01/30 .................................................................         500,000         500,795
(b)Rancho Santiago Community College District GO, FSA Insured, 5.125%,
       9/01/28 ........................................................................       5,295,000       5,828,948
       9/01/29 ........................................................................       6,745,000       7,409,315
   Rancho Water District Special Tax, Community Facilities 99-1,
       Area A, Series A, 6.70%, 9/01/30 ...............................................       2,100,000       2,197,167
       Area B, Series A, 6.70%, 9/01/30 ...............................................       2,435,000       2,547,667
   Richmond 1915 Act Special Assessment, Limited Obligation, ID No. 99-01, 7.20%,
     9/02/30 ..........................................................................       7,885,000       8,177,297
   Richmond Revenue, YMCA East Bay Project, Refunding, 7.25%, 6/01/17 .................       2,380,000       2,475,390
   Riverside County CFD Special Tax,
       No. 87-5, senior lien, Refunding, Series A, 7.00%, 9/01/13 .....................       7,335,000       7,840,528
       No. 89-1, Mountain Cove, Refunding, 6.50%, 9/01/25 .............................       3,390,000       3,556,076
   Riverside USD Special Tax, CFD No. 15, Improvement Area 1,
       5.45%, 9/01/25 .................................................................       2,970,000       2,980,900
       5.55%, 9/01/30 .................................................................       2,390,000       2,402,237
       5.60%, 9/01/34 .................................................................       2,000,000       2,010,220


6 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

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FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                            PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
CALIFORNIA (CONT.)
Roseville Special Tax,
   Highland, CFD No. 1, 6.30%, 9/01/25 ...............................................      $ 8,960,000      $  9,371,891
   Stone Point, CFD No. 1, 6.375%, 9/01/24 ...........................................        1,750,000         1,818,513
   Stone Point, CFD No. 1, 6.375%, 9/01/28 ...........................................        2,500,000         2,593,900
   Stoneridge, CFD No. 1, 6.20%, 9/01/21 .............................................        1,250,000         1,317,413
   Stoneridge, CFD No. 1, 6.30%, 9/01/31 .............................................        1,500,000         1,581,600
   Woodcreek West, CFD No. 1, 6.70%, 9/01/25 .........................................        3,000,000         3,164,250
Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
 County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 .........................        7,000,000         7,301,280
Sacramento County Special Tax, CFD No.1, Refunding, 6.30%, 9/01/21 ...................        1,575,000         1,622,675
San Diego Port District Revenue, MBIA Insured, 5.00%, 9/01/29 ........................        4,030,000         4,211,229
San Diego Special Tax, CFD No. 1, Series B, Pre-Refunded, 7.10%, 9/01/20 .............        3,500,000         3,656,170
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   Refunding, Series A, 5.50%, 1/15/28 ...............................................        3,320,000         3,158,216
   senior lien, 5.00%, 1/01/33 .......................................................       12,500,000        11,382,375
San Marcos Public Facilities Authority Special Tax Revenue, Series A, 5.65%, 9/01/36 .        5,180,000         5,172,385
San Marcos PFA Special Tax Revenue,
   Series A, 6.375%, 9/01/35 .........................................................        3,535,000         3,591,313
   Series A, Pre-Refunded, 6.70%, 9/01/32 ............................................        3,500,000         3,649,310
   Series A, Pre-Refunded, 6.30%, 9/01/33 ............................................        1,000,000         1,076,830
   Series A, Pre-Refunded, 6.45%, 9/01/34 ............................................        3,180,000         3,538,418
   Series B, Pre-Refunded, 6.50%, 9/01/33 ............................................        6,655,000         7,185,736
San Marcos RDA Tax Allocation, Affordable Housing Project, Series A, 5.65%, 10/01/28 .        2,000,000         2,054,160
San Mateo RDA Tax Allocation, Merged Area, Series A, 5.50%, 8/01/22 ..................        1,000,000         1,056,330
Simi Valley 1915 Act Special Assessment, AD No. 98-1, Madera, 7.30%, 9/02/24 .........        4,000,000         4,271,800
Southern California Public Power Authority Transmission Project Revenue, Southern
 Transmission Project, 6.125%, 7/01/18 ...............................................           50,000            50,184
Stockton CFD Special Tax, No. 2001-1, Spanos Park West, 6.25%, 9/01/25 ...............        3,500,000         3,634,435
Stockton Improvement Bond Revenue, 1915 Act, Limited Obligation, Mosher AD 02,
   6.20%, 9/02/23 ....................................................................        2,955,000         3,047,787
   6.30%, 9/02/33 ....................................................................        3,390,000         3,497,802
Stockton RDAR, Stockton Events Center Arena Project, FGIC Insured, 5.00%, 9/01/28 ....        1,500,000         1,565,685
Truckee-Donner PUD Special Tax, CFD No. 04-1,
   5.75%, 9/01/29 ....................................................................        2,975,000         2,963,368
   5.80%, 9/01/35 ....................................................................        4,630,000         4,616,851
Upland CFD Special Tax, 2003-2 San Antonio Improvement, Series 1-A,
   5.90%, 9/01/24 ....................................................................        2,380,000         2,452,376
   6.00%, 9/01/34 ....................................................................        2,000,000         2,064,400
Vallejo COP, Marine World Foundation Project, Refunding, 7.40%, 2/01/28 ..............        9,345,000         9,797,765
Vallejo RDA Tax Allocation, Housing Set-Aside, Series A, 7.00%, 10/01/31 .............        5,185,000         5,305,551
Ventura USD, GO, Refunding, FSA Insured, 4.50%, 8/01/30 ..............................        4,175,000         4,100,393
West Sacramento Special Tax,
   CFD No. 10, 6.75%, 9/01/26 ........................................................        3,235,000         3,399,564
   CFD No. 16, 5.90%, 9/01/23 ........................................................        1,000,000         1,020,060
Woodland Special Tax, CFD No. 1,
   6.00%, 9/01/28 ....................................................................        5,000,000         4,907,400
   6.25%, 9/01/34 ....................................................................        6,750,000         6,760,935
                                                                                                             ------------
                                                                                                              654,806,624
                                                                                                             ------------

                                         Quarterly Statements of Investments | 7

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
U.S. TERRITORIES 0.2%
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
 3/15/28 ..................................................................................      $ 1,865,000      $  2,010,992
                                                                                                                  ------------
TOTAL BONDS (COST $627,925,382) ...........................................................                        656,817,616
                                                                                                                  ------------

ZERO COUPON/STEP-UP BONDS 11.7%
CALIFORNIA 11.7%
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured,
   8/01/27 ................................................................................        7,500,000         2,420,775
   8/01/28 ................................................................................        5,000,000         1,517,000
Duarte RDA Tax Allocation, Capital Appreciation, Merged Redevelopment Project, 12/01/28 ...       30,795,000         7,662,412
El Rancho USD, GO, Capital Appreciation, Election of 2003, FGIC Insured, 8/01/29 ..........        2,400,000           693,648
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
   1/15/26 ................................................................................       38,720,000        11,427,821
   1/15/30 ................................................................................        4,000,000           922,640
   1/15/31 ................................................................................       85,780,000        18,582,521
Moreland School District GO, Election of 2002, Series D, FGIC Insured,
   8/01/30 ................................................................................        3,400,000           839,596
   8/01/31 ................................................................................        2,000,000           465,660
   8/01/32 ................................................................................        4,405,000           967,646
   8/01/34 ................................................................................        4,405,000           863,468
   8/01/37 ................................................................................        5,700,000           943,122
San Diego RDA Tax Allocation, Capital Appreciation, Series B,
   9/01/10 ................................................................................        3,460,000         2,741,739
   9/01/15 ................................................................................        6,810,000         4,097,441
   9/01/16 ................................................................................        1,500,000           844,575
   9/01/19 ................................................................................        1,800,000           825,876
   9/01/20 ................................................................................        1,800,000           768,870
   9/01/21 ................................................................................        1,800,000           716,490
   9/01/22 ................................................................................        1,900,000           699,808
   9/01/23 ................................................................................        1,900,000           652,688
   9/01/24 ................................................................................        1,900,000           607,924
   9/01/25 ................................................................................        1,900,000           566,105
   9/01/26 ................................................................................        1,900,000           530,252
   9/01/27 ................................................................................        1,900,000           496,660
   9/01/28 ................................................................................        1,900,000           465,785
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter,
    1/15/16 ...............................................................................        4,500,000         4,037,805
   Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.70% thereafter,
    1/15/19 ...............................................................................        3,000,000         2,678,790
   Capital Appreciation, Refunding, Series A, zero cpn. to 1/15/07, 5.75% thereafter,
    1/15/21 ...............................................................................       24,750,000        21,939,390
   junior lien, ETM, 1/01/28 ..............................................................       19,150,000         6,398,972
                                                                                                                  ------------
TOTAL ZERO COUPON/STEP-UP BONDS (COST $82,280,945) ........................................                         96,375,479
                                                                                                                  ------------
TOTAL LONG TERM INVESTMENTS (COST $710,206,327) ...........................................                        753,193,095
                                                                                                                  ------------


8 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA HIGH YIELD MUNICIPAL FUND                                                    PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 8.8%
   BONDS 8.8%
   CALIFORNIA 8.8%
(c)California State Department of Water Resources Power Supply Revenue,
       Series B-6, Daily VRDN and Put, 1.77%, 5/01/22 ........................................      $  2,525,000      $  2,525,000
       Series C-7, FSA Insured, Weekly VRDN and Put, 1.84%, 5/01/22 ..........................           300,000           300,000
(c)California State Economi(c)Recovery Revenue,
       Series C-3, Daily VRDN and Put, 1.80%, 7/01/23 ........................................         6,000,000         6,000,000
       Series C-8, Daily VRDN and Put, 1.76%, 7/01/23 ........................................         2,000,000         2,000,000
(c)California State GO,
       Kindergarten University, Series B-3, Daily VRDN and Put, 1.77%, 5/01/34 ...............         3,700,000         3,700,000
       Series A-2, Daily VRDN and Put, 1.80%, 5/01/33 ........................................         2,000,000         2,000,000
       Series A-3, Daily VRDN and Put, 1.80%, 5/01/33 ........................................         4,500,000         4,500,000
(c)Daly City HFA, MFR, Refunding, Weekly VRDN and Put, 1.83%, 10/15/29 .......................         1,700,000         1,700,000
(c)Irvine 1915 Act Revenue, AD No. 94-15, Daily VRDN and Put, 1.77%, 9/02/20 .................           400,000           400,000
(c)Irvine 1915 Act Special Assessment,
       AD No. 03-19, Series A, Daily VRDN and Put, 1.77%, 9/02/29 ............................         1,500,000         1,500,000
       AD No. 94-13, Daily VRDN and Put, 1.77%, 9/02/22 ......................................         1,800,000         1,800,000
       AD No. 97-16, Daily VRDN and Put, 1.77%, 9/02/22 ......................................         1,923,000         1,923,000
(c)Irvine Ranch Water District Revenue, Consolidated, Daily VRDN and Put, 1.77%, 8/01/16 .....           200,000           200,000
(c)Irvine USD Special Tax,
       CFD No. 01-1, Daily VRDN and Put, 1.77%, 9/01/38 ......................................         3,400,000         3,400,000
       CFD No. 03-1, Daily VRDN and Put, 1.77%, 9/01/39 ......................................         5,800,000         5,800,000
(c)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2,
     Daily VRDN and Put, 1.77%, 7/01/35 ......................................................         9,000,000         9,000,000
(c)Metropolitan Water District Southern California Waterworks Revenue,
       Refunding, Series B-1, Daily VRDN and Put, 1.77%, 7/01/35 .............................         7,300,000         7,300,000
       Series C-2, Daily VRDN and Put, 1.75%, 7/01/36 ........................................         6,400,000         6,400,000
(c)Newport Beach Revenue, Hoag Memorial Presbyterian Hospital, Series B, Weekly VRDN and Put,
     1.76%, 10/01/26 .........................................................................           500,000           500,000
(c)Orange County Sanitation Districts COP, Refunding,
       Series A, Daily VRDN and Put, 1.77%, 8/01/29 ..........................................         4,700,000         4,700,000
       Series B, Daily VRDN and Put, 1.77%, 8/01/30 ..........................................         7,500,000         7,500,000
                                                                                                                      ------------
   TOTAL SHORT TERM INVESTMENTS (COST $73,148,000) ...........................................                          73,148,000
                                                                                                                      ------------
   TOTAL INVESTMENTS (COST $783,354,327) 99.8% ...............................................                         826,341,095
   OTHER ASSETS, LESS LIABILITIES 0.2% .......................................................                           1,868,461
                                                                                                                      ------------
   NET ASSETS 100.0% .........................................................................                        $828,209,556
                                                                                                                      ============

See Glossary of Terms on page 14.

(a)   Defaulted security.

(b)   Security purchased on a delayed delivery basis.

(c) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

                      This page intentionally left blank.


10 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                     PRINCIPAL AMOUNT     VALUE
-------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.7%
BONDS 98.7%
TENNESSEE 93.4%
Chattanooga GO, 5.00%, 3/01/22 ..........................................................      $2,215,000      $2,342,872
Clarksville Water Sewer and Gas Revenue, Refunding and Improvement, FSA Insured, 5.00%,
 2/01/22 ................................................................................       2,000,000       2,095,700
Cleveland Public Improvement GO, FGIC Insured, 5.25%, 6/01/24 ...........................       3,000,000       3,283,260
Fayetteville and Lincoln IDBR, Hospital Facility Lease, AMBAC Insured,
   5.30%, 5/01/28 .......................................................................       1,830,000       1,910,392
   Pre-Refunded, 5.30%, 5/01/28 .........................................................       1,170,000       1,261,166
Franklin GO, Sewer and Water, Series B, 5.00%, 4/01/19 ..................................       1,000,000       1,071,980
Franklin IDB, MFHR, Landings Apartment Project, Refunding, Series A, FSA Insured, 6.00%,
 10/01/26 ...............................................................................       1,000,000       1,037,000
Franklin Special School District GO, 5.00%, 6/01/22 .....................................       1,455,000       1,549,066
Hallsdale Powell Utility District Knox County Water and Sewer Revenue, Refunding and
 Improvement, Series A, FGIC Insured, 5.00%, 4/01/27 ....................................       2,500,000       2,614,800
Harpeth Valley Utilities District Davidson and Williamson Counties Revenue, Utilities
 Improvement, MBIA Insured, 5.00%,
   9/01/29 ..............................................................................       1,000,000       1,046,950
   9/01/34 ..............................................................................       2,310,000       2,400,252
Hollow Rock-Bruceton Special School District GO, FSA Insured, Pre-Refunded, 5.75%,
 4/01/24 ................................................................................         500,000         527,950
Humphreys County IDB Solid Waste Disposal Revenue, I.E. du Pont de Nemours and Co.
 Project, 6.70%, 5/01/24 ................................................................         800,000         814,648
Jackson Natural Gas Revenue, AMBAC Insured, 5.00%, 4/15/18 ..............................       2,000,000       2,085,980
Johnson City GO, Solid Waste, AMBAC Insured, 5.80%, 5/01/09 .............................         100,000         101,687
Johnson City Health and Educational Facilities Board Hospital Revenue,
   first mortgage, Mountain States Health, Refunding, Series A, MBIA Insured, 6.00%,
    7/01/21 .............................................................................       2,970,000       3,318,767
   Series 2000 A, MBIA Insured, Pre-Refunded, 5.125%, 7/01/25 ...........................       3,000,000       3,137,760
Johnson City Health and Educational Facilities Board Revenue, Pine Oaks Assisted Project,
 Series A, GNMA Secured, 5.90%, 6/20/37 .................................................       1,390,000       1,498,573
Johnson County Public Improvement GO, Series B, AMBAC Insured, Pre-Refunded, 6.70%,
 5/01/20 ................................................................................         100,000         104,997
Knox County First Utility District Water and Sewer Revenue, Refunding and Improvement,
 Series A, MBIA Insured, 5.625%, 12/01/19 ...............................................       1,000,000       1,081,130
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,
 Fort Sanders Alliance, Refunding, MBIA Insured, 5.75%, 1/01/14 .........................       1,250,000       1,437,350
Knox County IDB, MFR, Waterford Apartments, Refunding, Series A, FHA Insured, 5.95%,
 3/01/28 ................................................................................         250,000         256,320
Knoxville Electric Revenue, System Series U, 5.125%, 7/01/21 ............................       2,340,000       2,504,455
Lawrenceburg Electric Revenue, MBIA Insured, Pre-Refunded, 5.50%, 7/01/26 ...............       1,000,000       1,103,280
Lawrenceburg PBA, GO, Electric Systems, Public Works, AMBAC Insured, 5.00%, 7/01/22 .....       2,500,000       2,786,925
Lenoir City Electric System Revenue, Refunding and Improvement, FSA Insured, 5.00%,
 6/01/21 ................................................................................       2,000,000       2,106,040
McKenzie High School District GO, FSA Insured, Pre-Refunded, 5.75%, 4/01/22 .............         500,000         527,950
Memphis GO, 5.00%, 4/01/17 ..............................................................       2,000,000       2,116,160
Memphis-Shelby County Airport Authority Airport Revenue, Series D, AMBAC Insured, 6.00%,
 3/01/24 ................................................................................       4,780,000       5,252,694
Memphis-Shelby County Sports Authority Revenue, Memphis Arena Project, Series A,
 AMBAC Insured, 5.25%, 11/01/23 .........................................................       7,145,000       7,802,840


                                        Quarterly Statements of Investments | 11

Franklin Municipal Securities Trust

------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                        PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
BONDS (CONT.)
TENNESSEE (CONT.)
Metropolitan Government of Nashville and Davidson County Electric Revenue, Series A,
   5.20%, 5/15/23 ..........................................................................      $  800,000      $    846,840
   AMBAC Insured, 5.00%, 5/15/25 ...........................................................       5,000,000         5,282,800
Metropolitan Government of Nashville and Davidson County GO,
   Public Improvements, 5.875%, 5/15/26 ....................................................       1,000,000         1,047,980
   Refunding, 5.125%, 5/15/25 ..............................................................       2,600,000         2,695,602
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities
 Board Revenue,
  Ascension Health Credit, Series A, AMBAC Insured, Pre-Refunded, 5.875%, 11/15/28 .........       2,500,000         2,829,800
  Mortgage, Dandridge Towers Section 8, Series A, ETM, 6.375%, 1/01/11 .....................         500,000           525,550
Metropolitan Government of Nashville and Davidson County Sports Authority Revenue, Stadium
 Public Improvement Project, AMBAC Insured, Pre-Refunded, 5.875%, 7/01/21 ..................       1,775,000         1,873,229
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
 Refunding, 5.50%, 1/01/16 .................................................................         620,000           622,108
Montgomery County Health Educational and Housing Facility Board Hospital Revenue,
 Clarksville Regional Health System, Refunding and Improvement, 5.375%, 1/01/28 ............       3,000,000         2,997,810
Oak Ridge Utility District Gas System Revenue, AMBAC Insured, 5.50%, 4/01/25 ...............         750,000           806,918
Rutherford County Consolidated Utility District Waterworks Revenue, Refunding, MBIA Insured,
 5.00%, 2/01/27 ............................................................................       1,000,000         1,067,610
Shelby County GO, Public Improvement and School, Refunding, Series B, 5.00%, 6/01/24 .......       2,000,000         2,086,760
Shelby County Health Educational and Housing Facilities Board Revenue, Ave Maria Assisted
 Living Project, Series A, 5.50%, 12/01/31 .................................................       2,010,000         2,099,224
South Blount County Utility District Waterworks Revenue, FGIC Insured, 4.50%, 12/01/22 .....       2,000,000         2,036,560
South Fulton IDBR, Tyson Foods Inc. Project, 6.40%, 10/01/20 ...............................         300,000           308,595
Sullivan County IDBR, Brandymill, Refunding, Series I-A, 6.35%, 7/20/27 ....................         350,000           359,723
Tennessee HDA Revenue,
   Homeownership, 5.375%, 7/01/23 ..........................................................         540,000           551,102
   Homeownership Program, Issue 4A, 6.375%, 7/01/22 ........................................         195,000           201,121
   Homeownership, Series 3C, 6.00%, 1/01/20 ................................................         495,000           512,122
West Carroll Special School GO, MBIA Insured, 5.375%, 6/01/29 ..............................       1,055,000         1,136,214
West Wilson Utility District Waterworks Revenue,
   Improvement, MBIA Insured, 5.00%, 6/01/26 ...............................................       1,805,000         1,904,654
   MBIA Insured, 4.75%, 6/01/23 ............................................................       1,805,000         1,874,655
   Refunding, AMBAC Insured, 5.25%, 6/01/23 ................................................       4,500,000         4,846,455
White House Utility District Revenue, FSA Insured, 5.125%, 1/01/26 .........................       2,500,000         2,626,200
White House Utility District Robertson and Sumner Counties Water and Sewer Revenue,
 FSA Insured, Pre-Refunded, 6.00%, 1/01/26 .................................................       1,000,000         1,132,410
White House Utility District Robertson and Sumner Counties Waterworks System Revenue,
 Refunding, Series B, FGIC Insured, 5.375%, 1/01/19 ........................................       1,000,000         1,044,250
Williams County GO, Public Improvement, Pre-Refunded, 5.375%, 3/01/19 ......................       1,480,000         1,636,125
Williamson County GO, Public Improvement,
   Pre-Refunded, 5.00%, 4/01/20 ............................................................       2,000,000         2,202,380
   Refunding, 5.00%, 3/01/20 ...............................................................       2,000,000         2,182,120
Wilson County COP, FSA Insured, 5.25%, 3/30/18 .............................................       1,000,000         1,081,380
                                                                                                                  ------------
                                                                                                                   109,597,241
                                                                                                                  ------------


12 | Quarterly Statements of Investments

Franklin Municipal Securities Trust

----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN TENNESSEE MUNICIPAL BOND FUND                                                        PRINCIPAL AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   U.S. TERRITORIES 5.3%
   Puerto Rico Commonwealth GO, Public Improvement, Series A, FGIC Insured, Pre-Refunded,
     5.00%, 7/01/32 .........................................................................      $  1,500,000      $   1,661,625
   Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series Y,
     Pre-Refunded, 6.00%, 7/01/22 ...........................................................           500,000            531,245
   Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
     Financing Authority Hospital Revenue, Hospital Auxilio Mutuo Obligation, Series A,
      MBIA Insured, 6.25%, 7/01/24 ..........................................................           200,000            205,050
   Puerto Rico PBA Revenue, Guaranteed, Government Facilities, Series D,
       5.375%, 7/01/33 ......................................................................           655,000            697,968
       Pre-Refunded, 5.375%, 7/01/33 ........................................................         1,845,000          2,063,005
   Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%, 10/01/18 ..         1,000,000          1,046,600
                                                                                                                     -------------
                                                                                                                         6,205,493
                                                                                                                     -------------
   TOTAL LONG TERM INVESTMENTS (COST $107,658,870) ..........................................                          115,802,734
                                                                                                                     -------------
   SHORT TERM INVESTMENTS 1.5%
   BONDS 1.5%
   TENNESSEE 1.5%
(a)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
     Put, 1.80%,
       1/01/33 ..............................................................................           200,000            200,000
       7/01/34 ..............................................................................           200,000            200,000
(a)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool, Daily VRDN
     and Put, 1.80%,
       4/01/32 ..............................................................................           800,000            800,000
       7/01/34 ..............................................................................           600,000            600,000
                                                                                                                     -------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,800,000) ...........................................                            1,800,000
                                                                                                                     -------------
   TOTAL INVESTMENTS (COST $109,458,870) 100.2% .............................................                          117,602,734
   OTHER ASSETS, LESS LIABILITIES (0.2)% ....................................................                             (286,668)
                                                                                                                     -------------
   NET ASSETS 100.0% ........................................................................                        $ 117,316,066
                                                                                                                     =============

See Glossary of Terms on page 14.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin Municipal Securities Trust

GLOSSARY OF TERMS

1915 ACT - Improvement Bond Act of 1915
ABAG     - The Association of Bay Area Governments
AD       - Assessment District
AMBAC    - American Municipal Bond Assurance Corp.
CDA      - Community Development Authority/Agency
CFD      - Community Facilities District
COP      - Certificate of Participation
ETM      - Escrow to Maturity
FGIC     - Financial Guaranty Insurance Co.
FHA      - Federal Housing Authority/Agency
FSA      - Financial Security Assistance
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDA      - Housing Development Authority/Agency
HFA      - Housing Finance Authority/Agency
ID       - Improvement District
IDB      - Industrial Development Bond/Board
IDBR     - Industrial Development Bond Insurance Revenue
MBIA     - Municipal Bond Investors Assurance Corp.
MFHR     - Multi-Family Housing Revenue
MFR      - Multi-Family Revenue
PBA      - Public Building Authority
PCFA     - Pollution Control Financing Authority
PCR      - Pollution Control Revenue
PFA      - Public Financing Authority
PFAR     - Public Financing Authority Revenue
PUD      - Public Utility District
RDA      - Redevelopment Agency/Authority
RDAR     - Redevelopment Agency Revenue
USD      - Unified/Union School District


   | Quarterly Statements of Investments
14 | See Notes to Statements of Investments.

Franklin Municipal Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Municipal Securities Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of two series (the Funds).

1. INCOME TAXES

At February 28, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                                                        ----------------------------------
                                                           FRANKLIN            FRANKLIN
                                                          CALIFORNIA           TENNESSEE
                                                          HIGH YIELD           MUNICIPAL
                                                        MUNICIPAL FUND         BOND FUND
                                                        ----------------------------------
Cost of investments                                      $ 782,150,191       $ 109,437,766
                                                         =================================
Unrealized appreciation ............................     $  45,775,542       $   8,173,903
Unrealized depreciation ............................        (1,584,638)             (8,935)
                                                         ---------------------------------
Net unrealized appreciation (depreciation) .........     $  44,190,904       $   8,164,968
                                                         =================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

                                        Quarterly Statements of Investments | 15

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FRANKLIN MUNICIPAL SECURITIES TRUST


By  /s/ Jimmy D. Gambill
  -----------------------------
  Chief Executive Officer - Finance and Administration

Date April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Jimmy D. Gambill
  -----------------------------
  Chief Executive Officer - Finance and Administration

Date    April 25, 2005

By /s/ Galen G. Vetter
  -----------------------------
  Chief Financial Officer

Date April 25, 2005













                                Exhibit (A)


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Municipal Securities Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 25, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration





I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin Municipal Securities Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 25, 2005


/s/GALEN G. VETTER
Chief Financial Officer